Stockholders' Equity (Series A Convertible Redeemable Preferred Stock) (Details) - $ / shares	Sep. 16, 2013	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000
Preferred stock, par value (in dollars per share)	$ 1,000
Quarterly dividend rate (as a percent)	7.00%
Redemption price (in dollars per share)	$ 1.15
Anniversary period (in months)	42 months
Voting percentage required to create, issue or amend preferred stock	51.00%
Temporary equity, shares outstanding (in shares)			0	0
Share price (in dollars per share)	$ 80.00
Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000
Preferred stock, par value (in dollars per share)	$ 1,000
Quarterly dividend rate (as a percent)	7.00%
Redemption price (in dollars per share)	$ 1.15
Anniversary period (in months)	42 months
Voting percentage required to create, issue or amend preferred stock	51.00%
Temporary equity, shares outstanding (in shares)		0	0	0
Share price (in dollars per share)	$ 1
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	50,000	50,000	50,000	50,000
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Redemption price (in dollars per share)	$ 1.15
Voting percentage required to create, issue or amend preferred stock	51.00%
Temporary equity, shares outstanding (in shares)			0	0
Year One | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	8.00%
Year One | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	8.00%
Year Two | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	6.00%
Year Two | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	6.00%
Year Three | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	4.00%
Year Three | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	4.00%
After Year Three, Before Forty Two Months | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	2.00%
After Year Three, Before Forty Two Months | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	2.00%
After Forty Two Months | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	0.00%
After Forty Two Months | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	0.00%
Maximum | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Percent of proceeds, which no convertible stock premium is due	33.00%
Maximum | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Percent of proceeds, which no convertible stock premium is due	33.00%
Upon Change in Control | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Anniversary period (in months)	42 months
Upon Change in Control | Year One | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	8.00%
Upon Change in Control | Year Two | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	6.00%
Upon Change in Control | Year Three | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	4.00%
Upon Change in Control | After Year Three, Before Forty Two Months | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	2.00%
Upon Change in Control | After Forty Two Months | Series A Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Conversion percentage	0.00%